UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21672

Name of Fund:	S&P 500® Covered Call Fund Inc. (BEP)

Fund Address:	P.O. Box 9011
Princeton, NJ 08543-9011

Name and address of agent for service: Mitchell M. Cox, Chief Executive Officer, S&P 500® Covered Call Fund Inc., 4 World Financial Center, 6th Floor, New York, New York 10080.

Registrant’s telephone number, including area code: (877) 449-4742

Date of fiscal year end: 12/31/2008

Date of reporting period: 01/01/2008 – 06/30/2008

Item 1 – Report to Stockholders

S&P 500®

Covered Call Fund Inc.

Semi-Annual Report

(Unaudited)

June 30, 2008

S&P 500® Covered Call Fund Inc.

Directors and Officers

William J. Rainer, Director and Chairman of the Board
Paul Glasserman, Director and Chairman of the Audit Committee
Steven W. Kohlhagen, Director and Chairman of the Nominating and Corporate Governance Committee
Laura S. Unger, Director
Mitchell M. Cox, President
James E. Hillman, Vice President and Treasurer
Colleen R. Rusch, Vice President and Secretary
Donald C. Burke, Vice President and Assistant Treasurer
Martin G. Byrne, Chief Legal Officer
Michael J. Fuccile, Chief Compliance Officer
Justin C. Ferri, Vice President
Michael M. Higuchi, Vice President

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

BNY Mellon Shareowner Services
480 Washington Boulevard
Jersey City, NJ 07310

S&P 500 and Standard & Poor’s 500 are registered trademarks of the McGraw-Hill Companies.

2	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Fund Summary as of June 30, 2008 (Unaudited)

Fund Information

Symbol on New York Stock Exchange	BEP
Initial Offering Date	March 31, 2005
Yield on Closing Market Price as of June 30, 2008 ($14.86)*	13.46%
Current Semi-Annual Distribution per share of Common Stock**	$1.00
Current Annualized Distribution per share of Common Stock**	$2.00

*	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

**	The distribution is not constant and is subject to change. A portion of the distribution may be deemed a tax return of capital or net realized gain at fiscal year end.

The table below summarizes the changes in the Fund’s market price and net asset value for the six-month period:

	6/30/08 (a)	12/31/07	Change†	High	Low

Market Price	$14.86	$15.40	(3.51%)	$17.74	$13.00
Net Asset Value	$14.54	$16.59	(12.36%)	$16.63	$14.52

(a)

For the six-month period, the Common Stock of the Fund had a total investment return of (6.33%) based on net asset value per share and 3.13% based on market price per share, assuming reinvestment of dividends. For the same period, the Fund’s unmanaged reference index, the CBOE S&P 500® Buy Write IndexSM, had a total investment return of (5.89%). The reference index has no expenses associated with performance.

†	Does not include reinvestment of dividends.

Portfolio Information as of June 30, 2008

Ten Largest Holdings	Percent of Net Assets

Exxon Mobil Corp.	4.1%
General Electric Co.	2.3
Microsoft Corp.	1.9
Chevron Corp.	1.8
AT&T Inc.	1.8
The Procter & Gamble Co.	1.6
Johnson & Johnson	1.6
International Business Machines Corp.	1.4
Apple, Inc.	1.3
ConocoPhillips	1.3

Five Largest Industries	Percent of Net Assets

Oil, Gas & Consumable Fuels	12.4%
Pharmaceuticals	6.0
Computers & Peripherals	4.6
Energy Equipment & Services	3.6
Software	3.5

Sector Representation	Percent of Total Investments

Information Technology	16.4%
Energy	16.2
Financials	14.3
Health Care	11.9
Industrials	11.1
Consumer Staples	10.8
Consumer Discretionary	8.1
Utilities	4.0
Materials	3.9
Telecommunication Services	3.3

For Fund portfolio compliance purposes, the Fund’s industry and sector classifications refer to any one or more of the industry and sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for the purposes of this report, which may combine industry and sector sub-classifications for reporting ease.

CBOE, Volatility Index and VIX are registered trademarks and BXM is a service mark of the Chicago Board Options Exchange.

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	3

Schedule of Investments as of June 30, 2008 (Unaudited)

Industry	Common Stocks	Shares Held	Value

	Aerospace & Defense — 2.6%
	Boeing Co.	17,027	$1,119,014
	General Dynamics Corp.	9,029	760,242
	Goodrich Corp.	2,828	134,217
	Honeywell International, Inc.	16,802	844,805
	L-3 Communications Holdings, Inc.	2,779	252,528
	Lockheed Martin Corp.	7,654	755,144
	Northrop Grumman Corp.	7,750	518,475
	Precision Castparts Corp.	3,156	304,144
	Raytheon Co.	9,585	539,444
	Rockwell Collins, Inc.	3,642	174,670
	United Technologies Corp.	22,051	1,360,547

			6,763,230

	Air Freight & Logistics — 0.9%
	C.H. Robinson Worldwide, Inc.	3,874	212,450
	Expeditors International Washington, Inc.	4,833	207,819
	FedEx Corp.	7,026	553,579
	United Parcel Service, Inc. Class B	23,131	1,421,863

			2,395,711

	Airlines — 0.1%
	Southwest Airlines Co.	16,580	216,203

	Auto Components — 0.2%
	The Goodyear Tire & Rubber Co. (a)	5,451	97,191
	Johnson Controls, Inc.	13,446	385,631

			482,822

	Automobiles — 0.2%
	Ford Motor Co. (a)	50,800	244,348
	General Motors Corp.	12,828	147,522
	Harley-Davidson, Inc.	5,360	194,354

			586,224

	Beverages — 2.4%
	Anheuser-Busch Cos., Inc.	16,157	1,003,673
	Brown-Forman Corp. Class B	1,907	144,112
	The Coca-Cola Co.	45,263	2,352,771
	Coca-Cola Enterprises, Inc.	6,518	112,761
	Constellation Brands, Inc. Class A (a)	4,427	87,920
	Molson Coors Brewing Co. Class B	3,171	172,280
	Pepsi Bottling Group, Inc.	3,067	85,631
	PepsiCo, Inc.	35,938	2,285,297

			6,244,445

	Biotechnology — 1.4%
	Amgen, Inc. (a)	24,668	1,163,343
	Biogen Idec, Inc. (a)	6,639	371,054
	Celgene Corp. (a)	9,876	630,780
	Genzyme Corp. (a)	6,051	435,793
	Gilead Sciences, Inc. (a)	20,902	1,106,761

			3,707,731

	Building Products — 0.1%
	Masco Corp.	8,196	128,923

	Capital Markets — 2.8%
	American Capital Strategies Ltd.	4,597	109,271
	Ameriprise Financial, Inc.	5,034	204,733
	The Bank of New York Mellon Corp.	25,917	980,440
	The Charles Schwab Corp.	21,041	432,182
	E*Trade Financial Corp. (a)	10,719	33,658
	Federated Investors, Inc. Class B	1,955	67,291

Industry	Common Stocks	Shares Held	Value

Capital Markets (concluded)
	Franklin Resources, Inc.	3,535	$323,983
	The Goldman Sachs Group, Inc.	8,933	1,562,382
	Janus Capital Group, Inc.	3,320	87,880
	Legg Mason, Inc.	3,198	139,337
	Lehman Brothers Holdings, Inc.	15,785	312,701
	Merrill Lynch & Co., Inc. (b)	22,326	707,957
	Morgan Stanley	25,086	904,852
	Northern Trust Corp.	4,340	297,594
	State Street Corp.	9,667	618,591
	T. Rowe Price Group, Inc.	5,884	332,269

			7,115,121

Chemicals — 2.1%
	Air Products & Chemicals, Inc.	4,773	471,859
	Ashland, Inc.	1,266	61,021
	The Dow Chemical Co.	21,082	735,973
	E.I. du Pont de Nemours & Co.	20,408	875,299
	Eastman Chemical Co.	1,727	118,921
	Ecolab, Inc.	3,968	170,584
	Hercules, Inc.	2,566	43,442
	International Flavors & Fragrances, Inc.	1,832	71,558
	Monsanto Co.	12,434	1,572,155
	PPG Industries, Inc.	3,718	213,302
	Praxair, Inc.	7,095	668,633
	Rohm & Haas Co.	2,835	131,657
	Sigma-Aldrich Corp.	2,926	157,594

			5,291,998

Commercial Banks — 2.2%
	BB&T Corp.	12,391	282,143
	Comerica, Inc.	3,403	87,219
	Fifth Third Bancorp	13,023	132,574
	First Horizon National Corp.	4,232	31,444
	Huntington Bancshares, Inc.	8,298	47,879
	KeyCorp	11,001	120,791
	M&T Bank Corp.	1,741	122,810
	Marshall & Ilsley Corp.	5,873	90,033
	National City Corp.	17,228	82,178
	The PNC Financial Services Group, Inc.	7,836	447,436
	Regions Financial Corp.	15,743	171,756
	SunTrust Banks, Inc.	7,977	288,927
	U.S. Bancorp	39,438	1,099,926
	Wachovia Corp.	48,438	752,242
	Wells Fargo & Co.	74,832	1,777,260
	Zions Bancorporation	2,437	76,741

			5,611,359

Commercial Services & Supplies — 0.5%
	Allied Waste Industries, Inc. (a)	7,643	96,455
	Avery Dennison Corp.	2,408	105,783
	Cintas Corp.	2,954	78,311
	Equifax, Inc.	2,931	98,540
	Monster Worldwide, Inc. (a)	2,816	58,038
	Pitney Bowes, Inc.	4,703	160,372
	R.R. Donnelley & Sons Co.	4,810	142,809
	Robert Half International, Inc.	3,591	86,076
	Waste Management, Inc.	11,118	419,260

			1,245,644

4	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value

	Communications Equipment — 2.5%
	Ciena Corp. (a)	2,043	$47,336
	Cisco Systems, Inc. (a)	133,846	3,113,258
	Corning, Inc.	35,685	822,539
	JDS Uniphase Corp. (a)	5,208	59,163
	Juniper Networks, Inc. (a)	11,894	263,809
	Motorola, Inc.	51,100	375,074
	QUALCOMM, Inc.	36,677	1,627,358
	Tellabs, Inc. (a)	9,005	41,873

			6,350,410

	Computers & Peripherals — 4.6%
	Apple, Inc. (a)	19,976	3,344,781
	Dell, Inc. (a)	45,791	1,001,907
	EMC Corp. (a)	46,840	688,080
	Hewlett-Packard Co.	55,880	2,470,455
	International Business Machines Corp.	31,121	3,688,772
	Lexmark International, Inc. Class A (a)	2,157	72,109
	NetApp, Inc. (a)	7,784	168,601
	QLogic Corp. (a)	3,004	43,828
	SanDisk Corp. (a)	5,092	95,220
	Sun Microsystems, Inc. (a)	17,714	192,728
	Teradata Corp. (a)	4,066	94,087

			11,860,568

	Construction & Engineering — 0.2%
	Fluor Corp.	2,003	372,718
	Jacobs Engineering Group, Inc. (a)	2,760	222,732

			595,450

	Construction Materials — 0.1%
	Vulcan Materials Co.	2,480	148,254

	Consumer Finance — 0.6%
	American Express Co.	26,248	988,762
	Capital One Financial Corp.	8,501	323,123
	Discover Financial Services, Inc.	10,861	143,039
	SLM Corp. (a)	10,578	204,684

			1,659,608

	Containers & Packaging — 0.1%
	Ball Corp.	2,206	105,314
	Bemis Co.	2,258	50,624
	Pactiv Corp. (a)	2,963	62,904
	Sealed Air Corp.	3,629	68,987

			287,829

	Distributors — 0.1%
	Genuine Parts Co.	3,712	147,292

	Diversified Consumer Services — 0.1%
	Apollo Group, Inc. Class A (a)	3,126	138,357
	H&R Block, Inc.	7,372	157,761

			296,118

	Diversified Financial Services — 3.3%
	Bank of America Corp.	100,893	2,408,316
	CIT Group, Inc.	6,404	43,611
	CME Group, Inc.	1,235	473,240
	Citigroup, Inc.	123,355	2,067,430
	IntercontinentalExchange, Inc. (a)	1,599	182,286
	JPMorgan Chase & Co.	78,241	2,684,442
	Leucadia National Corp.	4,007	188,089
	Moody’s Corp.	4,602	158,493
	NYSE Euronext	6,004	304,163

			8,510,070

Industry	Common Stocks	Shares Held	Value

	Diversified Telecommunication Services — 2.9%
	AT&T Inc.	134,613	$4,535,112
	CenturyTel, Inc.	2,389	85,025
	Citizens Communications Co.	7,347	83,315
	Embarq Corp.	3,343	158,024
	Qwest Communications International Inc.	34,475	135,487
	Verizon Communications, Inc.	64,590	2,286,486
	Windstream Corp.	10,135	125,066

			7,408,515

	Electric Utilities — 2.3%
	Allegheny Energy, Inc.	3,807	190,769
	American Electric Power Co., Inc.	9,099	366,053
	Duke Energy Corp.	28,654	498,007
	Edison International	7,382	379,287
	Entergy Corp.	4,339	522,763
	Exelon Corp.	14,864	1,337,165
	FPL Group, Inc.	9,247	606,418
	FirstEnergy Corp.	6,907	568,653
	PPL Corp.	8,452	441,786
	Pepco Holdings, Inc.	4,563	117,041
	Pinnacle West Capital Corp.	2,272	69,909
	Progress Energy, Inc.	5,921	247,675
	The Southern Co.	17,384	607,049

			5,952,575

	Electrical Equipment — 0.5%
	Cooper Industries Ltd. Class A	3,943	155,749
	Emerson Electric Co.	17,691	874,820
	Rockwell Automation, Inc.	3,325	145,402

			1,175,971

	Electronic Equipment & Instruments — 0.3%
	Agilent Technologies, Inc. (a)	8,159	289,971
	Jabil Circuit, Inc.	4,739	77,767
	Molex, Inc.	3,154	76,989
	Tyco Electronics Ltd.	10,831	387,966

			832,693

	Energy Equipment & Services — 3.6%
	BJ Services Co.	6,659	212,688
	Baker Hughes, Inc.	6,979	609,546
	Cameron International Corp. (a)	4,909	271,713
	ENSCO International, Inc.	3,271	264,101
	Halliburton Co.	19,767	1,049,035
	Nabors Industries Ltd. (a)	6,379	314,038
	National Oilwell Varco, Inc. (a)	9,407	834,589
	Noble Corp.	6,090	395,606
	Rowan Cos., Inc.	2,552	119,306
	Schlumberger Ltd.	27,033	2,904,155
	Smith International, Inc.	4,552	378,453
	Transocean, Inc.	7,225	1,101,018
	Weatherford International Ltd. (a)	15,398	763,587

			9,217,835

	Food & Staples Retailing — 2.7%
	CVS Caremark Corp.	32,387	1,281,554
	Costco Wholesale Corp.	9,817	688,564
	The Kroger Co.	14,991	432,790
	SUPERVALU, Inc.	4,810	148,581
	SYSCO Corp.	13,609	374,384
	Safeway, Inc.	9,924	283,330

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	5

Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value

	Food & Staples Retailing (concluded)
	Wal-Mart Stores, Inc.	52,721	$2,962,920
	Walgreen Co.	22,442	729,589
	Whole Foods Market, Inc.	3,177	75,263

			6,976,975

	Food Products — 1.5%
	Archer-Daniels-Midland Co.	14,590	492,412
	Campbell Soup Co.	4,882	163,352
	ConAgra Foods, Inc.	11,049	213,025
	Dean Foods Co. (a)	3,443	67,552
	General Mills, Inc.	7,591	461,305
	H.J. Heinz Co.	7,141	341,697
	The Hershey Co.	3,803	124,662
	Kellogg Co.	5,751	276,163
	Kraft Foods, Inc.	34,351	977,286
	McCormick & Co., Inc.	2,905	103,592
	Sara Lee Corp.	16,004	196,049
	Tyson Foods, Inc. Class A	6,190	92,479
	Wm. Wrigley Jr. Co.	4,865	378,400

			3,887,974

	Gas Utilities — 0.1%
	Nicor, Inc.	1,014	43,186
	Questar Corp.	3,926	278,903

			322,089

	Health Care Equipment & Supplies — 2.1%
	Baxter International, Inc.	14,215	908,907
	Becton Dickinson & Co.	5,530	449,589
	Boston Scientific Corp. (a)	30,512	374,992
	C.R. Bard, Inc.	2,249	197,800
	Covidien Ltd.	11,319	542,067
	Hospira, Inc. (a)	3,605	144,597
	Intuitive Surgical, Inc. (a)	873	235,186
	Medtronic, Inc.	25,446	1,316,831
	St. Jude Medical, Inc. (a)	7,678	313,877
	Stryker Corp.	5,412	340,307
	Varian Medical Systems, Inc. (a)	2,842	147,358
	Zimmer Holdings, Inc. (a)	5,245	356,922

			5,328,433

	Health Care Providers & Services — 1.8%
	Aetna, Inc.	10,985	445,222
	AmerisourceBergen Corp.	3,648	145,883
	Cardinal Health, Inc.	8,086	417,076
	Cigna Corp.	6,363	225,187
	Coventry Health Care, Inc. (a)	3,437	104,554
	Express Scripts, Inc. (a)	5,691	356,940
	Humana, Inc. (a)	3,834	152,478
	Laboratory Corp. of America Holdings (a)	2,522	175,607
	McKesson Corp.	6,283	351,283
	Medco Health Solutions, Inc. (a)	11,480	541,856
	Patterson Cos., Inc. (a)	2,925	85,966
	Quest Diagnostics, Inc.	3,576	173,329
	Tenet Healthcare Corp. (a)	10,856	60,359
	UnitedHealth Group, Inc.	27,840	730,800
	WellPoint, Inc. (a)	11,922	568,202

			4,534,742

	Health Care Technology — 0.0%
	IMS Health, Inc.	4,109	95,740

Industry	Common Stocks	Shares Held	Value

Hotels, Restaurants & Leisure — 1.2%
	Carnival Corp.	9,896	$326,172
	Darden Restaurants, Inc.	3,173	101,346
	International Game Technology	7,015	175,235
	Marriott International, Inc. Class A	6,804	178,537
	McDonald’s Corp.	25,684	1,443,954
	Starbucks Corp. (a)	16,495	259,631
	Starwood Hotels & Resorts Worldwide, Inc.	4,230	169,496
	Wendy’s International, Inc.	1,986	54,059
	Wyndham Worldwide Corp.	4,003	71,694
	Yum! Brands, Inc.	10,734	376,656

			3,156,780

Household Durables — 0.4%
	Black & Decker Corp.	1,378	79,249
	Centex Corp.	2,798	37,409
	D.R. Horton, Inc.	6,227	67,563
	Fortune Brands, Inc.	3,483	217,374
	Harman International Industries, Inc.	1,318	54,552
	KB Home	1,741	29,475
	Leggett & Platt, Inc.	3,769	63,206
	Lennar Corp. Class A	3,169	39,105
	Newell Rubbermaid, Inc.	6,274	105,340
	Pulte Homes, Inc.	4,833	46,542
	Snap-On, Inc.	1,304	67,821
	The Stanley Works	1,770	79,349
	Whirlpool Corp.	1,710	105,558

			992,543

Household Products — 2.2%
	Clorox Co.	3,123	163,021
	Colgate-Palmolive Co.	11,506	795,065
	Kimberly-Clark Corp.	9,481	566,774
	The Procter & Gamble Co.	69,175	4,206,532

			5,731,392

IT Services — 0.9%
	Affiliated Computer Services, Inc. Class A (a)	2,184	116,822
	Automatic Data Processing, Inc.	11,746	492,157
	Cognizant Technology Solutions Corp. (a)	6,546	212,810
	Computer Sciences Corp. (a)	3,417	160,052
	Convergys Corp. (a)	2,800	41,608
	Electronic Data Systems Corp.	11,393	280,724
	Fidelity National Information Services, Inc.	3,890	143,580
	Fiserv, Inc. (a)	3,718	168,686
	Paychex, Inc.	7,267	227,312
	Total System Services, Inc.	4,496	99,901
	Unisys Corp. (a)	8,072	31,884
	The Western Union Co.	16,767	414,480

			2,390,016

Independent Power Producers & Energy Traders — 0.3%
	The AES Corp. (a)	15,222	292,415
	Constellation Energy Group, Inc.	4,042	331,848
	Dynegy, Inc. Class A (a)	11,258	96,256

			720,519

6	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value

	Industrial Conglomerates — 3.0%
	3M Co.	15,958	$1,110,517
	General Electric Co.	225,832	6,027,456
	Textron, Inc.	5,647	270,661
	Tyco International Ltd.	10,927	437,517

			7,846,151

	Insurance — 3.5%
	ACE Ltd.	7,543	415,544
	AON Corp.	6,769	310,968
	Aflac, Inc.	10,770	676,356
	The Allstate Corp.	12,480	568,963
	American International Group, Inc.	60,923	1,612,023
	Assurant, Inc.	2,163	142,671
	Chubb Corp.	8,281	405,852
	Cincinnati Financial Corp.	3,697	93,904
	Genworth Financial, Inc. Class A	9,808	174,680
	Hartford Financial Services Group, Inc.	7,131	460,449
	Lincoln National Corp.	5,875	266,255
	Loews Corp.	8,204	384,768
	MBIA, Inc.	4,809	21,112
	Marsh & McLennan Cos., Inc.	11,592	307,768
	MetLife, Inc.	16,094	849,280
	Principal Financial Group, Inc.	5,866	246,196
	The Progressive Corp.	15,351	287,371
	Prudential Financial, Inc.	9,879	590,171
	Safeco Corp.	2,029	136,268
	Torchmark Corp.	2,035	119,353
	The Travelers Cos., Inc.	13,702	594,667
	UnumProvident Corp.	7,845	160,430
	XL Capital Ltd. Class A	4,057	83,412

			8,908,461

	Internet & Catalog Retail — 0.3%
	Amazon.com, Inc. (a)	7,003	513,530
	Expedia, Inc. (a)	4,735	87,029
	IAC/InterActiveCorp (a)	4,106	79,164

			679,723

	Internet Software & Services — 1.7%
	Akamai Technologies, Inc. (a)	3,812	132,619
	eBay, Inc. (a)	25,047	684,535
	Google, Inc. Class A (a)	5,266	2,772,128
	VeriSign, Inc. (a)	4,412	166,774
	Yahoo! Inc. (a)	31,174	644,055

			4,400,111

	Leisure Equipment & Products — 0.1%
	Eastman Kodak Co.	6,530	94,228
	Hasbro, Inc.	3,141	112,197
	Mattel, Inc.	8,200	140,384

			346,809

	Life Sciences Tools & Services — 0.4%
	Applera Corp. — Applied Biosystems Group (a)	3,822	127,961
	Millipore Corp. (a)	1,244	84,418
	PerkinElmer, Inc.	2,683	74,722
	Thermo Fisher Scientific, Inc. (a)	9,476	528,097
	Waters Corp. (a)	2,268	146,286

			961,484

Industry	Common Stocks	Shares Held	Value

Machinery — 1.9%
	Caterpillar, Inc.	13,930	$1,028,313
	Cummins, Inc.	4,602	301,523
	Danaher Corp.	5,772	446,176
	Deere & Co.	9,765	704,349
	Dover Corp.	4,291	207,556
	Eaton Corp.	3,730	316,938
	ITT Corp.	4,117	260,730
	Illinois Tool Works, Inc.	9,002	427,685
	Ingersoll-Rand Co. Class A	7,201	269,533
	Manitowoc Co.	2,946	95,833
	PACCAR, Inc.	8,274	346,101
	Pall Corp.	2,716	107,771
	Parker Hannifin Corp.	3,800	271,016
	Terex Corp. (a)	2,273	116,764

			4,900,288

Media — 2.8%
	CBS Corp. Class B	15,431	300,750
	Clear Channel Communications, Inc.	11,281	397,091
	Comcast Corp. Class A	67,090	1,272,697
	The DIRECTV Group, Inc. (a)	16,097	417,073
	The E.W. Scripps Co. Class A	2,034	84,492
	Gannett Co., Inc.	5,182	112,294
	Interpublic Group of Cos., Inc. (a)	10,693	91,960
	The McGraw-Hill Cos., Inc.	7,280	292,074
	Meredith Corp.	839	23,735
	The New York Times Co. Class A	3,251	50,033
	News Corp. Class A	52,181	784,802
	Omnicom Group Inc.	7,249	325,335
	Time Warner, Inc.	81,079	1,199,969
	Viacom, Inc. Class B (a)	14,338	437,883
	Walt Disney Co.	43,168	1,346,842
	The Washington Post Co. Class B	130	76,297

			7,213,327

Metals & Mining — 1.4%
	AK Steel Holding Corp.	2,538	175,122
	Alcoa, Inc.	18,468	657,830
	Allegheny Technologies, Inc.	2,283	135,336
	Freeport-McMoRan Copper & Gold, Inc. Class B	8,683	1,017,561
	Newmont Mining Corp.	10,287	536,570
	Nucor Corp.	7,105	530,530
	Titanium Metals Corp.	2,215	30,988
	United States Steel Corp.	2,663	492,069

			3,576,006

Multi-Utilities — 1.2%
	Ameren Corp.	4,746	200,424
	CMS Energy Corp.	5,105	76,064
	CenterPoint Energy, Inc.	7,438	119,380
	Consolidated Edison, Inc.	6,177	241,459
	DTE Energy Co.	3,691	156,646
	Dominion Resources, Inc.	13,096	621,929
	Integrys Energy Group, Inc.	1,728	87,834
	NiSource, Inc.	6,213	111,337
	PG&E Corp.	8,095	321,291
	Public Service Enterprise Group, Inc.	11,522	529,205
	Sempra Energy	5,672	320,184
	TECO Energy, Inc.	4,769	102,486
	Xcel Energy, Inc.	9,762	195,923

			3,084,162

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	7

Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value

	Multiline Retail — 0.7%
	Big Lots, Inc. (a)	1,850	$57,794
	Dillard’s, Inc. Class A	1,296	14,995
	Family Dollar Stores, Inc.	3,165	63,110
	J.C. Penney Co., Inc.	5,031	182,575
	Kohl’s Corp. (a)	6,950	278,278
	Macy’s, Inc.	9,527	185,014
	Nordstrom, Inc.	3,981	120,624
	Sears Holdings Corp. (a)	1,585	116,751
	Target Corp.	17,639	820,037

			1,839,178

	Office Electronics — 0.1%
	Xerox Corp.	20,373	276,258

	Oil, Gas & Consumable Fuels — 12.4%
	Anadarko Petroleum Corp.	10,607	793,828
	Apache Corp.	7,559	1,050,701
	Cabot Oil & Gas Corp. Class A	2,215	150,022
	Chesapeake Energy Corp.	10,898	718,832
	Chevron Corp.	46,866	4,645,827
	ConocoPhillips	34,949	3,298,836
	Consol Energy, Inc.	4,141	465,324
	Devon Energy Corp.	10,109	1,214,697
	EOG Resources, Inc.	5,626	738,131
	El Paso Corp.	15,913	345,949
	Exxon Mobil Corp.	119,720	10,550,924
	Hess Corp.	6,366	803,326
	Marathon Oil Corp.	16,041	832,047
	Massey Energy Co.	1,824	171,000
	Murphy Oil Corp.	4,305	422,105
	Noble Energy, Inc.	3,902	392,385
	Occidental Petroleum Corp.	18,599	1,671,306
	Peabody Energy Corp.	6,152	541,684
	Range Resources Corp.	3,501	229,456
	Southwestern Energy Co. (a)	7,748	368,882
	Spectra Energy Corp.	14,342	412,189
	Sunoco, Inc.	2,648	107,747
	Tesoro Corp.	3,121	61,702
	Valero Energy Corp.	11,975	493,131
	Williams Cos., Inc.	13,242	533,785
	XTO Energy, Inc.	11,572	792,798

			31,806,614

	Paper & Forest Products — 0.2%
	International Paper Co.	9,689	225,754
	MeadWestvaco Corp.	3,931	93,715
	Weyerhaeuser Co.	4,787	244,807

			564,276

	Personal Products — 0.2%
	Avon Products, Inc.	9,670	348,313
	The Estée Lauder Cos., Inc. Class A	2,592	120,398

			468,711

	Pharmaceuticals — 6.0%
	Abbott Laboratories	34,968	1,852,255
	Allergan, Inc.	6,968	362,684
	Barr Pharmaceuticals, Inc. (a)	2,440	109,995
	Bristol-Myers Squibb Co.	44,854	920,853
	Eli Lilly & Co.	22,413	1,034,584
	Forest Laboratories, Inc. (a)	6,905	239,880
	Johnson & Johnson	63,855	4,108,431
	King Pharmaceuticals, Inc. (a)	5,588	58,506
	Merck & Co., Inc.	48,637	1,833,129

Industry	Common Stocks	Shares Held	Value

	Pharmaceuticals (concluded)
	Mylan, Inc.	6,898	$83,259
	Pfizer, Inc.	153,288	2,677,941
	Schering-Plough Corp.	36,738	723,371
	Watson Pharmaceuticals, Inc. (a)	2,366	64,284
	Wyeth	30,211	1,448,920

			15,518,092

	Real Estate Investment Trusts (REITs) — 1.2%
	Apartment Investment & Management Co. Class A	2,033	69,244
	AvalonBay Communities, Inc.	1,738	154,960
	Boston Properties, Inc.	2,712	244,677
	Developers Diversified Realty Corp.	2,714	94,203
	Equity Residential	6,129	234,557
	General Growth Properties, Inc.	6,061	212,317
	HCP, Inc.	5,322	169,293
	Host Marriott Corp.	11,837	161,575
	Kimco Realty Corp.	5,749	198,455
	Plum Creek Timber Co., Inc.	3,870	165,288
	ProLogis	5,940	322,839
	Public Storage	2,798	226,050
	Simon Property Group, Inc.	5,093	457,810
	Vornado Realty Trust	3,063	269,544

			2,980,812

	Real Estate Management & Development — 0.0%
	CB Richard Ellis Group, Inc. (a)	3,939	75,629

	Road & Rail — 1.0%
	Burlington Northern Santa Fe Corp.	6,643	663,569
	CSX Corp.	9,174	576,219
	Norfolk Southern Corp.	8,509	533,259
	Ryder System, Inc.	1,303	89,751
	Union Pacific Corp.	11,709	884,030

			2,746,828

	Semiconductors & Semiconductor Equipment — 2.5%
	Advanced Micro Devices, Inc. (a)	13,744	80,127
	Altera Corp.	6,793	140,615
	Analog Devices, Inc.	6,574	208,856
	Applied Materials, Inc.	30,712	586,292
	Broadcom Corp. Class A (a)	10,134	276,557
	Intel Corp.	129,787	2,787,825
	KLA-Tencor Corp.	3,845	156,530
	LSI Corp. (a)	14,444	88,686
	Linear Technology Corp.	5,027	163,729
	MEMC Electronic Materials, Inc. (a)	5,165	317,854
	Microchip Technology, Inc.	4,191	127,993
	Micron Technology, Inc. (a)	17,239	103,434
	National Semiconductor Corp.	4,890	100,441
	Novellus Systems, Inc. (a)	2,263	47,953
	Nvidia Corp. (a)	12,562	235,161
	Teradyne, Inc. (a)	3,888	43,040
	Texas Instruments, Inc.	29,971	843,983
	Xilinx, Inc.	6,328	159,782

			6,468,858

	Software — 3.5%
	Adobe Systems, Inc. (a)	12,050	474,649
	Autodesk, Inc. (a)	5,074	171,552
	BMC Software, Inc. (a)	4,328	155,808
	CA, Inc.	8,847	204,277
	Citrix Systems, Inc. (a)	4,159	122,316

8	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Schedule of Investments (continued)

Industry	Common Stocks	Shares Held	Value

Software (concluded)
	Compuware Corp. (a)	5,929	$56,563
	Electronic Arts, Inc. (a)	7,215	320,562
	Intuit, Inc. (a)	7,273	200,517
	Microsoft Corp.	181,470	4,992,240
	Novell, Inc. (a)	8,018	47,226
	Oracle Corp. (a)	89,878	1,887,438
	Symantec Corp. (a)	19,036	368,347

			9,001,495

Specialty Retail — 1.5%
	Abercrombie & Fitch Co. Class A	1,969	123,417
	AutoNation, Inc. (a)	3,034	30,401
	AutoZone, Inc. (a)	972	117,622
	Bed Bath & Beyond, Inc. (a)	5,867	164,863
	Best Buy Co., Inc.	7,838	310,385
	GameStop Corp. Class A (a)	3,664	148,026
	The Gap, Inc.	10,170	169,534
	Home Depot, Inc.	38,452	900,546
	Limited Brands, Inc.	6,786	114,344
	Lowe’s Cos., Inc.	33,167	688,215
	Office Depot, Inc. (a)	6,188	67,697
	RadioShack Corp.	2,964	36,368
	The Sherwin-Williams Co.	2,240	102,883
	Staples, Inc.	15,909	377,839
	TJX Cos., Inc.	9,623	302,836
	Tiffany & Co.	2,854	116,300

			3,771,276

Textiles, Apparel & Luxury Goods — 0.4%
	Coach, Inc. (a)	7,733	223,329
	Jones Apparel Group, Inc.	1,958	26,922
	Liz Claiborne, Inc.	2,148	30,394
	Nike, Inc. Class B	8,596	512,408
	Polo Ralph Lauren Corp.	1,307	82,053
	VF Corp.	1,984	141,221

			1,016,327

Thrifts & Mortgage Finance — 0.5%
	Countrywide Financial Corp.	13,218	56,176
	Fannie Mae	24,116	470,503
	Freddie Mac	14,654	240,326
	Hudson City Bancorp, Inc.	11,763	196,207
	MGIC Investment Corp.	2,828	17,279
	Sovereign Bancorp, Inc.	10,855	79,893
	Washington Mutual, Inc.	23,991	118,276

			1,178,660

Industry	Common Stocks	Shares Held	Value

	Tobacco — 1.5%
	Altria Group, Inc.	47,454	$975,654
	Lorillard, Inc. (a)	3,932	271,937
	Philip Morris International, Inc.	47,793	2,360,496
	Reynolds American, Inc.	3,881	181,126
	UST, Inc.	3,350	182,943

			3,972,156

	Trading Companies & Distributors — 0.0%
	W.W. Grainger, Inc.	1,473	120,491

	Wireless Telecommunication Services — 0.4%
	American Tower Corp. Class A (a)	8,986	379,659
	Sprint Nextel Corp.	64,599	613,690

			993,349

	Total Common Stocks (Cost — $236,755,774) — 98.3%		253,085,334

	Short-Term Securities	Face Amount

	Time Deposits — 2.1%
	State Street Bank & Trust Co., 1%, 7/01/08	$5,426,439	5,426,439

	Total Short-Term Securities (Cost — $5,426,439) — 2.1%		5,426,439

	Total Investments Before Options Written (Cost — $242,182,213*) — 100.4%		258,511,773

	Options Written	Number of Contracts

	Call Options Written
	S&P 500 Index, expiring July 2008 at USD 1,330	2,023	(1,294,720)

	Total Options Written (Premiums Received — $5,973,287) — (0.5%)		(1,294,720)

	Total Investments, Net of Options Written (Cost — $236,208,926) — 99.9%		257,217,053
	Other Assets Less Liabilities — 0.1%		147,235

	Net Assets — 100.0%		$257,364,288

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	9

Schedule of Investments (concluded)

*	The cost and unrealized appreciation (depreciation) of investments, as of June 30, 2008, as computed for federal income tax purposes, were as follows:

Aggregate Cost	$270,904,868

Gross unrealized appreciation	$1,696,042
Gross unrealized depreciation	(14,089,137)

Net unrealized depreciation	$(12,393,095)

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Purchase Cost	Sales Cost	Realized Gain	Dividend Income

Merrill Lynch & Co., Inc.	$141,203	—	—	$14,419

•	Financial futures contracts purchased as of June 30, 2008 were as follows:

Number of Contracts	Issue	Expiration Date	Face Value	Appreciation (Depreciation)

91	E-MINI S&P 500	September 2008	$5,968,030	$(139,025)

•

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

•

Effective January 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1(a) of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2008 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities	Other Financial Instruments†

Level 1	$258,511,773	$(1,433,745)
Level 2	—	—
Level 3	—	—

Total	$258,511,773	$(1,433,745)

†	Other financial instruments are futures and options.

See Notes to Financial Statements.

10	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Statement of Assets, Liabilities and Capital

As of June 30, 2008 (Unaudited)

Assets

Investments in unaffiliated securities, at value (identified cost — $240,987,590)		$257,803,816
Investments in affiliated securities, at value (identified cost — $1,194,623)		707,957
Cash collateral on financial futures contracts		194,400
Receivables:
Dividends	$337,481
Securities sold	46,513
Options written	13,180
Interest	151	397,325

Prepaid expenses		40,418

Total assets		259,143,916

Liabilities

Options written, at value (premiums received — $5,973,287)		1,294,720
Payables:
Investment advisory fees	209,709
Securities purchased	175,140
Variation margin	5,253	390,102

Accrued expenses		94,806

Total liabilities		1,779,628

Net Assets

Net assets		$257,364,288

Capital

Common Stock, $.001 par value, 100,000,000 shares authorized		$17,700
Paid-in capital in excess of par		295,141,996
Accumulated distributions in excess of investment income — net	$(16,176,954)
Accumulated realized capital losses — net	(42,487,556)
Unrealized appreciation — net	20,869,102

Total accumulated losses — net		(37,795,408)

Total Capital — Equivalent to $14.54 per share based on 17,700,299 shares of Common Stock outstanding (market price — $14.86)		$257,364,288

See Notes to Financial Statements.

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	11

Statement of Operations

For the Six Months Ended June 30, 2008 (Unaudited)

Investment Income

Dividends (including $14,419 from affiliates)		$2,718,720
Interest		119,345

Total income		2,838,065

Expenses

Investment advisory fees	$1,250,597
Accounting services	61,337
Professional fees	41,758
Directors’ fees and expenses	31,585
Transfer agent fees	24,828
Printing and shareholder reports	15,949
Custodian fees	12,862
Listing fees	11,702
Licensing fees	8,876
Other	19,171

Total expenses		1,478,665

Investment income — net		1,359,400

Realized & Unrealized Gain (Loss) — Net

Realized gain (loss) on:
Investments — net	(50,522)
Financial futures contracts — net	229,926
Options written — net	14,338,222	14,517,626

Change in unrealized appreciation/depreciation on:
Investments — net	(36,996,622)
Financial futures contracts — net	(153,121)
Options written — net	2,832,895	(34,316,848)

Total realized and unrealized loss — net		(19,799,222)

Net Decrease in Net Assets Resulting from Operations		$(18,439,822)

See Notes to Financial Statements.

12	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets:	For the Six Months Ended June 30, 2008 (Unaudited)	For the Year Ended December 31, 2007

Operations

Investment income — net	$1,359,400	$3,004,261
Realized gain — net	14,517,626	10,452,672
Change in unrealized appreciation/depreciation — net	(34,316,848)	2,857,184

Net increase (decrease) in net assets resulting from operations	(18,439,822)	16,314,117

Dividends & Distributions to Shareholders

Investment income — net	(17,536,354)†	(3,004,261)
Realized gain — net	—	(13,594,148)
Tax return of capital	—	(18,306,939)

Net decrease in net assets resulting from dividends and distributions to shareholders	(17,536,354)	(34,905,348)

Common Stock Transactions

Value of shares issued to shareholders in reinvestment of dividends and distributions	2,383,761	2,962,020

Net Assets

Total decrease in net assets	(33,592,415)	(15,629,211)
Beginning of period	290,956,703	306,585,914

End of period*	$257,364,288	$290,956,703

* Accumulated distributions in excess of investment income — net	$(16,176,954)	—

†	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

See Notes to Financial Statements.

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	13

Financial Highlights

	For the Six Months Ended June 30, 2008 (Unaudited)				For the Period March 31, 2005† to December 31, 2005

			For the Year Ended December 31,
The following per share data and ratios have been derived
from information provided in the financial statements.			2007	2006

Per Share Operating Performance

Net asset value, beginning of period	$16.59		$17.65	$17.62	$19.10

Investment income — net***	.08		.17	.17	.13
Realized and unrealized gain (loss) — net	(1.13)		.77	1.86	.42

Total from investment operations	(1.05)		.94	2.03	.55

Less dividends and distributions from:
Investment income — net	(1.00	)††	(.17)	(.17)	(.13)
Realized gain — net	—		(.78)	(1.64)	(.74)
Tax return of capital	—		(1.05)	(.19)	(1.13)

Total dividends and distributions	(1.00)		(2.00)	(2.00)	(2.00)

Offering costs resulting from the issuance of Common Stock	—		—	—	(.03)

Net asset value, end of period	$14.54		$16.59	$17.65	$17.62

Market price per share, end of period	$14.86		$15.40	$18.90	$16.40

Total Investment Return**

Based on net asset value per share	(6.33	%)‡	5.75%	11.99%	3.11%‡

Based on market price per share	3.13	%‡	(8.33%)	28.84%	(8.35%)‡

Ratios to Average Net Assets

Expenses	1.06	%*	1.06%	1.07%	1.03%*

Investment income — net	.98	%*	.98%	.92%	.96%*

Supplemental Data

Net assets, end of period (in thousands)	$257,364		$290,957	$306,586	$302,299

Portfolio turnover	1%		5%	6%	17%

*	Annualized.

**

Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effects of sales charges.

***	Based on average shares outstanding.

†	Commencement of operations.

††	A portion of the dividends from net investment income may be deemed a tax return of capital or net realized gain at fiscal year end.

‡	Aggregate total investment return.

See Notes to Financial Statements.

14	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Notes to Financial Statements (Unaudited)

1. Significant Accounting Policies:

S&P 500® Covered Call Fund Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a diversified, closed-end management investment company with a fixed term of approximately five years. The Fund’s financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund’s Common Stock shares are listed on the New York Stock Exchange (“NYSE”) under the symbol BEP. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments — Equity securities held by the Fund that are traded on stock exchanges or the NASDAQ Global Market are valued at the last sale price or official close price on the exchange, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available asked price for short positions. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by or under the authority of the Board of Directors of the Fund. Long positions traded in the over-the-counter (“OTC”) market, NASDAQ Capital Market or Bulletin Board are valued at the last available bid price or yield equivalent obtained from one or more dealers or pricing services approved by the Board of Directors of the Fund. Short positions traded in the OTC market are valued at the last available asked price. Portfolio securities that are traded both in the OTC market and on a stock exchange are valued according to the broadest and most representative market.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. Options traded in the OTC market are valued at the last asked price (options written) or the last bid price (options purchased). Swap agreements are valued based upon quoted fair valuations received daily by the Fund from a pricing service or counterparty. Financial futures contracts and options thereon, which are traded on exchanges, are valued at their last sale price as of the close of such exchanges. Obligations with remaining maturities of 60 days or less are valued at amortized cost unless the investment adviser believes that this method no longer produces fair valuations.

Repurchase agreements are valued at cost plus accrued interest. The Fund employs pricing services to provide certain securities prices for the Fund. Securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including valuations furnished by the pricing services retained by the Fund, which may use a matrix system for valuations. The procedures of a pricing service and its valuations are reviewed by the officers of the Fund under the general supervision of the Fund’s Board of Directors. Such valuations and procedures will be reviewed periodically by the Board of Directors of the Fund.

Generally, trading in foreign securities, as well as U.S. government securities, money market instruments and certain fixed income securities, is substantially completed each day at various times prior to the close of business on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates will generally be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net asset value. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Fund’s Board of Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Fund’s Board of Directors.

(b) Derivative financial instruments — The Fund will engage in various portfolio investment strategies both to enhance its returns or as a proxy for a direct investment in securities underlying the Fund’s index. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or index, or if the counterparty does not perform under the contract. The counterparty, for certain instruments, may pledge cash or securities as collateral.

•

Options — The Fund writes covered call options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	15

Notes to Financial Statements (continued)

value of the option written. The Fund provides the purchaser with the right to potentially receive a cash payment from the Fund equal to any appreciation in the cash value of the index over the strike price on the expiration date of the written option. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received (or gain or loss to the extent the cost of the closing transaction exceeds the premium received). Written options are non-income producing investments.

•

Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on such financial futures contracts. Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits, and maintains as collateral, such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(c) Income taxes — It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

(d) Security transactions and investment income — Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest is recognized on the accrual basis.

(e) Dividends and distributions — Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. For the current period ended June 30, 2008, Fund management believes it is likely total dividends and distributions may exceed net investment income and accumulated realized capital gains, resulting in a portion of the total distribution treated as a tax return of capital. Portions of the distributions paid by the Fund during year ended December 31, 2007 were characterized as a tax return of capital.

(f) Securities lending — The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it receives a fee from the borrower. The Fund typically receives the income on the loaned securities, but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder’s, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(g) Recent accounting pronouncements — Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board (“FASB”) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109” (“FIN 48”). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund’s financial statements. The Fund files U.S. and various state tax returns. To the best of our knowledge, no income tax returns are currently under examination. All tax years of the Fund are open at this time.

16	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Notes to Financial Statements (concluded)

2. Investment Advisory and Management Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory and Management Agreement with IQ Investment Advisors LLC (“IQ Advisors”), an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (“ML & Co.”). IQ Advisors is responsible for the investment advisory, management and administrative services to the Fund. In addition, IQ Advisors provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate equal to .90% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes. In addition, IQ Advisors has entered into a Subadvisory Agreement with Oppenheimer Capital LLC (the “Subadviser”) pursuant to which the Subadviser, provides certain investment advisory services to IQ Advisors with respect to the Fund. For such services, IQ Advisors pays the Subadviser a monthly fee at an annual rate equal to .40% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes. There is no increase in aggregate fees paid by the Fund for these services.

IQ Advisors has entered into an Administration Agreement with Princeton Administrators, LLC (the “Administrator”). The Administration Agreement provides that IQ Advisors pays the Administrator a fee from its investment advisory fee at an annual rate equal to .12% of the average daily value of the Fund’s net assets plus borrowings for leverage and other investment purposes for the performance of administrative and other services necessary for the operation of the Fund. There is no increase in the aggregate fees paid by the Fund for these services. The Administrator is an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”). ML & Co. is a principal owner of BlackRock.

Certain officers of the Fund are officers and/or directors of IQ Advisors, ML & Co. and/or BlackRock or their affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2008 were $4,989,754 and $3,805,016, respectively.

Transactions in call options written for the six months ended June 30, 2008 were as follows:

	Contracts	Premiums Received

Outstanding call options written, at beginning of period	2,011	$5,948,112
Options written	12,565	39,907,377
Options closed	(6,341)	(20,282,274)
Options expired	(6,212)	(19,599,928)

Outstanding call options written, at end of period	2,023	$5,973,287

4. Common Stock Transactions:

The Fund is authorized to issue 100,000,000 shares of stock, par value $.001 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to classify and reclassify any unissued shares of Common Stock without approval of the holders of Common Stock.

Shares issued and outstanding for six months ended June 30, 2008 and the year ended December 31, 2007 increased by 163,945 and 167,360 as a result of dividend and distribution reinvestments.

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	17

Proxy Results

During the six-month period ended June 30, 2008, the shareholders of S&P 500® Covered Call Fund Inc. voted on the following proposal, which was approved at the annual meeting of shareholders held on April 25, 2008. A description of the proposal and number of shares voted are as follows:

		Shares Voted For	Shares Withheld From Voting

To elect the Fund’s Board of Directors:	Paul Glasserman	13,859,967	201,609
	Steven W. Kohlhagen	13,861,550	200,026
	William J. Rainer	13,862,598	198,978
	Laura S. Unger	13,860,374	201,202

18	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Renewal of Current Investment Advisory and Management Agreement

The Board of Directors of each of S&P 500® GEAREDSM Fund Inc. (“S&P GEARED”), Defined Strategy Fund Inc. (“Defined Strategy”), S&P 500® Covered Call Fund Inc. (“Covered Call”), Dow 30SM Premium & Dividend Income Fund Inc. (“Dow 30”), Small Cap Premium & Dividend Income Fund Inc. (“Small Cap”), Enhanced S&P 500® Covered Call Fund Inc. (“Enhanced Covered Call”), Global Income & Currency Fund Inc. (“Global Income”), NASDAQ Premium Income & Growth Fund Inc. (“NASDAQ Premium”) and Dow 30SM Enhanced Premium & Income Fund Inc. (“Dow 30 Enhanced”) (each, a “Fund” and collectively, the “Funds”), currently consisting solely of Independent Directors, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), has the responsibility under the Investment Company Act to consider annually the Investment Advisory and Management Agreement of each Fund (each, a “Management Agreement” and together, the “Management Agreements”) with IQ Investment Advisors LLC (“IQ Advisors”).

At a Board meeting held on June 5, 2008, all of the Directors present at the meeting renewed the Management Agreement for each Fund for an additional one-year term. Each Management Agreement was considered separately by the relevant Fund’s Directors. In considering whether to approve the continuance of the Management Agreement, the Directors reviewed materials from counsel to the Funds and from IQ Advisors including: (i) information concerning the services rendered to the Funds by IQ Advisors and its affiliates; (ii) information concerning the revenues and expenses incurred by IQ Advisors and its affiliates from the operation of the Funds; (iii) a memorandum outlining the legal duties of the Directors under the Investment Company Act; and (iv) information from Lipper, Inc. (“Lipper”) comparing each Fund’s fee rate for advisory and administrative services to those of other closed-end funds chosen by Lipper. Each Management Agreement was considered separately by the relevant Fund’s Directors. The Directors were represented by independent legal counsel who assisted them in their deliberations. In voting to approve the continuation of each Fund’s Management Agreement, the Directors considered in particular the following factors:

(a) The nature, extent and quality of services provided by IQ Advisors and its affiliates — The Directors reviewed the services that IQ Advisors has provided to the Funds. They considered the size and experience of IQ Advisors’ staff, its use of technology, and the degree to which IQ Advisors exercises supervision over the actions of the Fund’s subadviser. In connection with the investment advisory services provided, the Directors took into account detailed discussions they had with officers of IQ Advisors regarding the management of each Fund’s investments in accordance with each Fund’s stated investment objective and policies and the types of transactions entered into on behalf of each Fund. During these discussions, the Directors asked detailed questions of, and received answers from, the officers of IQ Advisors regarding the implementation of each Fund’s investment strategy, its efficacy and risks.

In addition to the investment advisory services provided to the Funds, the Directors considered that IQ Advisors and its affiliates also provide administrative services, stockholder services, oversight of Fund accounting, marketing services, assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Directors reviewed the compliance and administrative services provided to the Funds by IQ Advisors, including its oversight of each Fund’s day-to-day operations and its oversight of Fund accounting. The Directors noted that IQ Advisors has access to administrative, legal and compliance resources that help ensure a high level of quality in the compliance and administrative services provided to the Funds. The Directors also considered each Fund’s compliance history. Following their consideration of this information, and based on the presentations at the Meeting and the Directors’ experience as Directors of other investment companies advised by IQ Advisors, the Directors concluded that the services provided to each Fund by IQ Advisors under the respective Management Agreement were of a high quality and benefited the Fund.

(b) Investment performance of each Fund and IQ Advisors — The Directors considered the history, experience, resources and strengths of IQ Advisors and its affiliates in developing and implementing the investment strategies used by each Fund. The Directors also considered the innovative nature of each Fund. The Directors noted the specialized nature of each Fund’s investment strategy and the inherent limitations in comparing a Fund’s investment performance to that of another investment company. The Directors reviewed each Fund’s investment performance and, where applicable, compared such performance to the performance of a relevant reference index. The Directors discussed the degree to which each Fund was achieving its investment objective. In particular, the Directors noted that the Funds generally performed as expected and met their respective investment objectives. As a result of their discussions and review, the Directors concluded that each Fund’s performance was satisfactory. Based on

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	19

Renewal of Current Investment Advisory and Management Agreement (continued)

these factors, the Directors determined that IQ Advisors continued to be an appropriate investment adviser for the Funds.

(c) Cost of services provided and profits realized by IQ Advisors and its affiliates from the relationship with each of the Funds — The Directors reviewed and considered a memorandum from IQ Advisors regarding the methodology used by IQ Advisors in allocating its costs regarding the operations of the Funds and calculating each Fund’s profitability to IQ Advisors and its affiliates. The Directors also reviewed a report detailing IQ Advisors’ profitability. After considering their discussion with IQ Advisors and reviewing its memorandum and report, the Directors concluded that there was a reasonable basis for the allocation of costs and the determination of profitability. The Directors considered the cost of the services provided by IQ Advisors to each Fund and the revenue derived by IQ Advisors and its affiliates. The Directors took into account discussions that they had with representatives of IQ Advisors regarding its general level of profitability (if any), and the profits derived by its affiliate, BlackRock, Inc. (“BlackRock”), from operating the Funds. The Directors also considered the direct and indirect benefits derived by other IQ Advisors affiliates, including Merrill Lynch, Pierce, Fenner & Smith Incorporated (“MLPF&S”), from the establishment of the Funds, including the underwriting arrangements relating to the initial distribution of Fund shares. The Directors considered federal court decisions discussing an investment adviser’s profitability and profitability levels considered to be reasonable in those decisions. The Directors concluded that any profits made by IQ Advisors and its affiliates (including BlackRock and MLPF&S) are acceptable in relation to the nature, extent and quality of services provided. The Directors also concluded that each Fund benefited from such services provided by IQ Advisors’ affiliates.

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale — The Directors considered the extent to which economies of scale might be realized if the assets of a Fund were to increase and whether there should be changes in the management fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels generally would have to come from appreciation through investment performance. The Directors also noted that each Fund, other than Dow 30, NASDAQ Premium, Dow 30 Enhanced and Covered Call, is an interval fund that periodically allows stockholders to tender their shares to the Fund and that such tender offers reduce the amount of Fund assets. In consideration of these and other factors, the Directors determined that no changes were currently necessary to each Fund’s fee structure. The Directors also discussed the renewal requirements for investment advisory agreements, and determined that they would revisit this issue no later than when they next review the investment advisory fees.

(e) Comparison of services rendered and fees paid to those under other investment advisory contracts, such as contracts of the same and other investment advisers or other clients — The Directors compared both the services rendered and the fees paid under the Management Agreements to the contracts of other investment advisers with respect to other closed-end registered investment companies. In particular, the Directors evaluated each Fund’s contractual fee rate for advisory and administrative services as compared to the contractual fee rate of other closed-end funds chosen by Lipper. In considering this information, the Directors took into account the nature of the investment strategies of the Funds and the fact that the relevant peer group of funds provided by Lipper for comparison have investment strategies and restrictions different from those of the Funds. The Directors did not consider compensation paid to IQ Advisors with respect to accounts other than registered investment companies because IQ Advisors utilizes each Fund’s strategy in connection with only registered funds. In particular, the Directors noted that each Fund’s contractual advisory fee rate at a common asset level was equal to or lower than the median fee rate of its Lipper comparison funds. The Directors concluded that the advisory fee rates were reasonable in comparison to the data reflected in the Lipper materials.

(f) Conclusion — No single factor was determinative to the decision of the Directors. Based on the foregoing and such other matters as were deemed relevant, all of the Directors concluded that the advisory fee rate of each Fund was reasonable in relation to the services provided by IQ Advisors to the Funds, as well as the costs incurred and benefits gained by IQ Advisors and its affiliates in providing such services, including the investment advisory and administrative components. The Directors also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other funds in the Lipper comparison. As a result, the Board of Directors of each Fund approved the continuation of the Management Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.

20	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Renewal of Current Investment Advisory and Management Agreement (continued)

Continuation of Current Investment Subadvisory Agreements

In considering whether to approve the continuance of the current Investment Subadvisory Agreement of each Fund (each, a “Subadvisory Agreement” and, collectively, the “Subadvisory Agreements”) for an additional annual period, the Directors received, reviewed and evaluated information concerning the services and personnel of: BlackRock Investment Management, LLC, as subadviser to each of S&P GEARED and Small Cap; Oppenheimer Capital LLC, as subadviser to each of Covered Call and Enhanced Covered Call; Nuveen HydePark Group, LLC (“Nuveen HydePark”), as subadviser to Dow 30, Dow 30 Enhanced, NASDAQ Premium and Defined Strategy, and Nuveen Asset Management (“NAM”), as subadviser to Global Income (each, a “Subadviser” and, collectively, the “Subadvisers”). Each Subadvisory Agreement was considered separately by the relevant Fund’s Directors. In voting to approve the continuation of each Fund’s Subadvisory Agreement, the Directors considered in particular the following factors:

(a) The nature, extent and quality of services provided by each Subadviser — The Directors reviewed the services that each Subadviser provides to each of their respective Funds. The Directors considered their detailed discussions with officers of IQ Advisors and members of each Subadviser’s portfolio management team, the management of each Fund’s investments in accordance with the Fund’s stated investment objective and policies and the types of transactions that have been entered into on behalf of the Funds. The Directors took into account the annual due diligence investment review of each Subadviser and the report that concluded that each such Subadviser has thus far executed its respective Fund’s investment strategies in accordance with the Fund’s objectives and general expectations. Drawing on their collective industry experience, the Directors noted that they had discussed each Fund’s investment strategy with representatives from the respective Subadviser, including discussions regarding the premises underlying the Fund’s investment strategy, its efficacy and potential risks. The Directors also considered the favorable history, reputation and background of each Subadviser and its personnel, and the substantial experience of such Subadviser’s portfolio management team. The Directors discussed the compliance program of each Subadviser and the report of the chief compliance officer of the Funds. Following consideration of this information, and based on management presentations during the Board meeting and their discussions in Executive Session, the Directors concluded that the nature, extent and quality of services provided to each Fund by the applicable Subadviser under its Subadvisory Agreement were of a high quality and would continue to benefit the respective Fund.

(b) Investment performance of each Fund and each Subadviser — The Directors received and considered information about each Fund’s investment performance in light of its stated investment objective and made the determinations discussed above under “Continuation of Current Investment Advisory and Management Agreements.” Based on these factors, the Directors determined that each Subadviser continued to be appropriate for each of its respective Funds.

(c) Cost of services provided and profits realized by each Subadviser from the relationship with each respective Fund — The Directors considered the profitability to BlackRock of serving as investment subadviser to two Funds and from its relationship with IQ Advisors based on the information discussed above under “Continuation of Current Investment Advisory and Management Agreements.” Based on such information, the Directors concluded that BlackRock’s profits were acceptable in relation to the nature, extent and quality of services provided. The Directors noted that profitability data was not provided with respect to the other Subadvisers of the Funds and concluded that such data was unnecessary because such subadvisory arrangements were entered into at “arm’s length” between IQ Advisors and each such Subadviser (including NAM and Nuveen HydePark, with which subadvisory arrangements were originally negotiated prior to the investment in their parent company by an affiliate of IQ Advisors). The Directors then considered the potential direct and indirect benefits to each Subadviser and its affiliates from their relationship with each of their respective Funds, including the reputational benefits from managing the Funds. The Directors of each Fund concluded that the potential benefits to each Subadviser were consistent with those obtained by other subadvisers in similar types of arrangements.

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	21

Renewal of Current Investment Advisory and Management Agreement (concluded)

(d) The extent to which economies of scale would be realized as a Fund grows and whether fee levels would reflect such economies of scale — The Directors considered the extent to which economies of scale might be realized if the assets of a Fund were to increase and whether there should be changes in the subadvisory fee rate or structure in order to enable a Fund to participate in these economies of scale. The Directors noted that each Subadviser’s fees are paid by IQ Advisors out of its fees and not directly by the Funds. The Directors noted that, because each Fund is a closed-end fund, any increase in asset levels would have to come from appreciation due to investment performance. The Directors also noted that each Fund, other than Dow 30, NASDAQ Premium, Dow 30 Enhanced and Covered Call, is an interval fund that periodically allows stockholders to tender their shares to the Fund and that such tender offers reduce the amount of Fund assets. The Directors also discussed the renewal requirements for subadvisory agreements, and determined that they would revisit this issue no later than when they next review the subadvisory fee.

(e) Comparison of services rendered and fees paid to those under other subadvisory contracts, such as contracts of the same and other investment advisers or other clients — The Directors discussed the services rendered by each Subadviser and determined that such services were consistent with those provided by subadvisers generally and sufficient for the management of the Funds. Taking into account the totality of the information and materials provided to the Directors as noted above, including the fact that the subadvisory fee for each Fund was negotiated with IQ Advisors and not payable directly by the Fund, the Directors concluded that the subadvisory fee for each Fund was reasonable for the services being rendered.

Conclusion — No single factor was determinative to the decision of the Directors. Based on the foregoing and such other matters as were deemed relevant, all of the Directors concluded that the subadvisory fee rate of each Fund was reasonable in relation to the services provided by the respective Subadviser. As a result, all of the Directors approved the continuation of the Subadvisory Agreement for each Fund. The Directors were represented by independent legal counsel who assisted them in their deliberations.

22	S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Electronic Delivery

The Fund offers electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information. To sign up for this service, simply access this website at http://www.icsdelivery.com/live and follow the instructions.

When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.

Contact Information

For more information regarding the Fund, please visit www.IQIAFunds.com or contact us at 1-877-449-4742.

S&P 500® COVERED CALL FUND INC.	JUNE 30, 2008	23

www.IQIAFunds.com
S&P 500® Covered Call Fund Inc. seeks to provide total returns through a covered call strategy that seeks to approximate the performance, less fees and expenses, of the CBOE S&P 500® BuyWrite IndexSM.

This report, including the financial information herein, is transmitted to shareholders of S&P 500® Covered Call Fund Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge at www.IQIAFunds.com/proxyvoting.asp or upon request by calling toll-free 1-877-449-4742 or through the Securities and Exchange Commission’s website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available (1) at www.IQIAFunds.com/proxyvoting.asp; and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.

S&P 500® Covered Call Fund Inc. P.O. Box 9011 Princeton, NJ 08543-9011

#IQBEP — 6/08

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.
(b) Not Applicable since no such divestments occurred during the semi-annual period covered since the last report on Form N-CSR.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – The registrant’s Nominating Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

11(a) –	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

12(a)(1) –	Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) –	Certifications – Attached hereto

12(a)(3) –	Not Applicable

2

12(b) –	Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

S&P 500® Covered Call Fund Inc.

	By:	/s/ Mitchell M. Cox
Chief Executive Officer of
S&P 500® Covered Call Fund Inc.

Date: August 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Mitchell M. Cox
Mitchell M. Cox
Chief Executive Officer (principal executive officer) of
S&P 500® Covered Call Fund Inc.

Date: August 21, 2008

	By:	/s/ James E. Hillman
James E. Hillman
Chief Financial Officer (principal financial officer) of
S&P 500® Covered Call Fund Inc.

Date: August 21, 2008

3